UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Long Island Investors, LLC
Address:          1 Jericho Plaza, Suite 201
                  Jericho, New York 11753


Form 13F File Number: 028-13892

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Bruce A. Siegel
Title:            Executive Vice President and General Counsel
Phone:            (516) 935-1200

Signature, Place, and Date of Signing:

/s/ Bruce A. Siegel           Jericho, New York          May 14, 2010
--------------------------   --------------------       -------------
      [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $115,923 (thousands)


List of Other Included Managers:

None.


                                                     FORM 13F INFORMATION TABLE

                                               First Long Island Investors, LLC
                                                           3/31/2010

COLUMN 1                     COLUMN 2            COLUMN 3     COLUMN 4 COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------            --------     -------- --------            --------   --------       --------
                             TITLE OF                         VALUE    SHARES/  SHR/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP        (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
AMERICAN TOWER CORP            COM               029912201    4663     109435   SH          Sole              109435
AMPHENOL CORP NEW CL A         COM               032095101    1629      38600   SH          Sole               38600
APPLE COMPUTER INC             COM               037833100    7635      32489   SH          Sole               32489
BANK OF AMERICA CORP           COM               060505104    4324     242224   SH          Sole              242224
CELGENE CORP                   COM               151020104    5698      91965   SH          Sole               91965
CHEVRON CORP NEW               COM               166764100    2078      27405   SH          Sole               27405
CISCO SYS INC                  COM               17275R102    2174      83520   SH          Sole               83520
COGNIZANT TECH SOLUTNS CL A    COM               192446102    5255     103082   SH          Sole              103082
EXPRESS SCRIPTS INC            COM               302182100    1487      14617   SH          Sole               14617
FREEPORT-MCMORAN COP&G         COM               35671d857    2582      30910   SH          Sole               30910
GILEAD SCIENCES INC            COM               375558103    3997      87912   SH          Sole               87912
GOLDCORP INC NEW               COM               380956409     841      22600   SH          Sole               22600
GOOGLE INC CL A                COM               38259P508    5392       9507   SH          Sole                9507
HEWLETT PACKARD CO             COM               428236103    2911      54774   SH          Sole               54774
INTERNATIONAL BUS MACH         COM               459200101    4750      37034   SH          Sole               37034
MASTERCARD INC CL A            COM               57636Q104    5079      19995   SH          Sole               19995
MCDONALDS CORP                 COM               580135101    1318      19755   SH          Sole               19755
MICROSOFT CORP                 COM               594918104    4254     145240   SH          Sole              145240
MONSANTO CO NEW                COM               61166W101    2576      36064   SH          Sole               36064
MORGAN J P & CO                COM               46625h100    2763      61750   SH          Sole               61750
NATIONAL OILWELL               COM               637071101    1108      27300   SH          Sole               27300
OCCIDENTAL PETROLEUM CORP      COM               674599105    4488      53085   SH          Sole               53085
ORACLE CORP                    COM               68389X105    3416     132851   SH          Sole              132851
PEPSICO INC                    COM               713448108    5037      76130   SH          Sole               76130
PFIZER INC                     COM               717081103     274      15959   SH          Sole               15959
PNC BANK CORP                  COM               693475105    2179      36495   SH          Sole               36495
PRAXAIR INC                    COM               74005P104    1809      21800   SH          Sole               21800
PRICELINE COM INC NEW          COM               741503403    1253       4913   SH          Sole                4913
PROCTER & GAMBLE CO            COM               742718109    1112      17579   SH          Sole               17579
QUALCOMM INC                   COM               747525103    6308     150325   SH          Sole              150325
RESEARCH IN MOTION LTD         COM               760975102    1346      18200   SH          Sole               18200
SCHWAB CHARLES CP NEW          COM               808513105    1286      68800   SH          Sole               68800
SUNCOR ENERGY INC              COM               867224107    1324      40700   SH          Sole               40700
TARGET CORP                    COM               87612E106    4671      88795   SH          Sole               88795
UNITED TECHNOLOGIES CP         COM               913017109    2888      39240   SH          Sole               39240
VISA INC COM CL A              COM               92826c839    5152      56595   SH          Sole               56595
WAL MART STORES INC            COM               931142103     867      15600   SH          Sole               15600

